Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 1,265,970
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	481,848
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	746,480
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 37,642